Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 2,920	$ 6,516	$ 1,975
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	5,921	5,970	4,199
Depreciation	1,569	1,586	1,548
Goodwill impairment			4,989
Amortization of intangible assets	291	358	650
Amortization of investment premiums and discounts, net	2,538	1,496	299
Other than temporary impairment charge on available for sale securities	155		200
Benefit for deferred income taxes	(637)	(210)	(2,809)
Compensation expense, restricted stock grants and options	118	134	151
Income from bank owned life insurance	(316)	(344)	(481)
Loss on sale or call of securities held to maturity			6
Gain on sale of securities available for sale	(2,897)	(3,504)	(2,715)
Gain on sales of loans	(720)	(590)	(271)
Loss on sale of premises and equipment	145	6	22
Proceeds from sales of loans	36,367	43,456	5,771
(Gain) loss on sale of foreclosed assets	1,703	(321)	241
Originations of loans sold	(35,647)	(42,866)	(5,500)
(Increase) decrease in:
Accrued interest receivable	487	(893)	75
Other assets	265	2,261	(5,867)
Increase (decrease) in:
Accrued expenses and other liabilities	(1,046)	(661)	(541)
Income taxes payable			716
Net cash provided by operating activities	11,216	12,394	2,658
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities held to maturity			448
Proceeds from sales, calls and maturities of securities available for sale	179,795	221,875	148,883
Purchase of securities available for sale	(195,740)	(290,765)	(186,736)
Net (increase) decrease in loans	34,186	24,665	(19,857)
Purchase of Federal Home Loan Bank stock	(50)	(97)	(231)
Proceeds from sale of foreclosed assets	9,590	3,897	902
Purchase of premises and equipment	(856)	(553)	(455)
Net cash provided (used in) investing activities	26,925	(40,978)	(57,046)
Cash flows from financing activities:
Net increase (decrease) in deposits	(26,834)	32,785	81,139
Increase (decrease) in advance payments by borrowers for taxes and insurance	(86)	3	26
Advances from Federal Home Loan Bank	30,000	39,000	66,895
Repayment of advances from Federal Home Loan Bank	(48,586)	(59,560)	(94,442)
Other advances			35,395
Repayment of other advances			(35,395)
Increase (decrease) in repurchase agreements	(2,030)	9,050	7,380
Sale of common stock		28,952
Sale of treasury stock		1,419
Dividends paid on preferred stock	(920)	(920)	(851)
Dividends paid on common stock	(1,909)	(2,272)	(1,723)
Net cash provided (used) in financing activities	(50,365)	48,457	58,424
Increase (decrease) in cash and cash equivalents	(12,224)	19,873	4,036
Cash and cash equivalents, beginning of period	60,984	41,111	37,075
Cash and cash equivalents, end of period	48,760	60,984	41,111
Supplemental disclosures of cash flow information:
Interest paid	9,589	11,826	14,424
Income taxes paid	2,105	4,110	2,420
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	4,875	5,290	1,836
Foreclosures and in substance foreclosures of loans during year	3,748	11,505	1,473
Net unrealized gains (losses) on investment securities classified as available for sale	9,895	(2,851)	2,670
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	(3,364)	969	(908)
Dividends declared and payable	176	613	454
Issue of unearned restricted stock	$ 87	$ 92	$ 93